T. ROWE PRICE Target 2030 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 37.5%
T. Rowe Price Funds:
New Income Fund  44,235 16,566 3,775 5,863,708 57,113
Limited Duration Inflation
Focused Bond Fund  36,263 19,049 3,237 10,296,270 54,261
International Bond Fund (USD
Hedged)  14,592 5,722 1,300 1,893,305 19,274
Dynamic Global Bond Fund  9,619 3,599 844 1,277,838 12,830
Emerging Markets Bond Fund  10,075 2,442 889 1,121,869 12,509
High Yield Fund  8,783 3,745 1,408 1,791,150 11,875
U.S. Treasury Long-Term Index
Fund  4,643 5,133 585 634,922 7,225
Floating Rate Fund  3,528 2,558 352 621,783 5,944
Total Bond Mutual Funds (Cost $177,033) 181,031
EQUITY MUTUAL FUNDS 59.3%
T. Rowe Price Funds:
Value Fund  35,469 9,005 6,697 1,163,118 50,805
Growth Stock Fund (2) 40,296 7,776 11,310 468,945 46,627
Equity Index 500 Fund  41,486 13,360 15,950 456,997 46,079
International Value Equity Fund  18,423 3,407 3,954 1,591,599 23,524
Overseas Stock Fund  18,098 3,366 3,929 1,840,141 22,873
International Stock Fund  17,172 3,305 3,489 1,020,750 22,038
Emerging Markets Stock Fund  11,047 1,866 4,052 230,365 13,046
Mid-Cap Growth Fund  10,174 2,116 2,099 110,217 12,728
Mid-Cap Value Fund  8,467 1,964 1,236 382,631 12,286
Small-Cap Stock Fund  5,838 1,347 1,682 116,573 7,933
Small-Cap Value Fund  5,234 1,099 1,110 136,309 7,896
New Horizons Fund (2) 7,553 1,867 2,958 90,457 7,504
Real Assets Fund  5,038 1,243 809 531,386 6,887
Emerging Markets Discovery
Stock Fund  99 2,544 101 195,320 3,045
U.S. Large-Cap Core Fund  943 1,697 140 96,944 2,998
Total Equity Mutual Funds (Cost $204,927) 286,269

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 10,831 32,169 27,800 15,199,674 15,200
Total Short-Term Investments (Cost $15,200) 15,200
Total Investments in Securities 100.0%
(Cost $397,160) $ 482,500
Other Assets Less Liabilities (0.0)% (232)
Net Assets 100.0% $ 482,268
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 456 $ 225
Emerging Markets Bond Fund (63) 881 483
Emerging Markets Discovery Stock Fund 9 503 19
Emerging Markets Stock Fund 356 4,185 143
Equity Index 500 Fund 1,881 7,183 577
Floating Rate Fund (16) 210 146
Growth Stock Fund 3,101 9,865 —
High Yield Fund (16) 755 486
International Bond Fund (USD Hedged) 68 260 253
International Stock Fund 385 5,050 226
International Value Equity Fund (233) 5,648 533
Limited Duration Inflation Focused Bond Fund 435 2,186 129
Mid-Cap Growth Fund 690 2,537 22
Mid-Cap Value Fund 250 3,091 182
New Horizons Fund 1,400 1,042 —
New Income Fund 476 87 1,030
Overseas Stock Fund (92) 5,338 439
Real Assets Fund (12) 1,415 141
Small-Cap Stock Fund 233 2,430 42
Small-Cap Value Fund 113 2,673 62
U.S. Large-Cap Core Fund 13 498 27
U.S. Treasury Long-Term Index Fund 1,054 (1,966) 80
Value Fund 910 13,028 707
U.S. Treasury Money Fund, 0.09% — — 20
Totals $ 10,942# $ 67,355 $ 5,972+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $7,404 of the net realized gain (loss).
+ Investment income comprised $5,972 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2030 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F187-054Q3 02/21